ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Voyage expenses	$ 10,223	$ 7,388
Ship operating expenses	7,546	6,937
Administrative expenses	1,200	1,510
Tax expenses	76	9
Interest expenses	7,598	8,460
Accrued expenses	$ 26,643	$ 24,304